Accumulated Other Comprehensive Income (Loss)	11 Months Ended
Dec. 31, 2021
Noble Finance Company [Member]
Accumulated Other Comprehensive Income (Loss)
Note 10— Accumulated Other Comprehensive Income (Loss)
The following table presents the changes in the accumulated balances for each component of “Accumulated other comprehensive income (loss)” during the period from February 6, 2021 to December 31, 2021, the period from January 1 through February 5, 2021 and the year ended December 31, 2020. All amounts within the tables are shown net of tax.

	Defined Benefit Pension Items (1)	Foreign Currency Items	Total
Balance at 12/31/2019 (Predecessor)	$(40,635)	$(17,754)	$(58,389)

Activity during period:
Other comprehensive loss before reclassifications	—	(521)	(521)
Amounts reclassified from AOCI	898	—	898

Net other comprehensive loss	898	(521)	377

Balance at 12/31/2020 (Predecessor)	$(39,737)	$(18,275)	$(58,012)

Activity during period:
Other comprehensive income before reclassifications	—	(116)	(116)
Amounts reclassified from AOCI	224	—	224

Net other comprehensive income (loss)	224	(116)	108

Cancellation of Predecessor equity	39,513	18,391	57,904

Balance at Balance at 2/5/2021 (Predecessor)	$—	$—	$—

	Defined Benefit Pension Items (1)	Foreign Currency Items	Total

Balance at Balance at 2/6/2021 (Successor)	$—	$—	$—

Activity during period:
Other comprehensive income before reclassifications	—	—	—
Amounts reclassified to AOCI	5,389	—	5,389

Net other comprehensive income	5,389	—	5,389

Balance at December 31, 2021	$5,389	$—	$5,389

(1)
Defined benefit pension items relate to actuarial changes and the amortization of prior service costs. Reclassifications from AOCI are recognized as expense on our Consolidated Statements of Operations through “Other income (expense).” See “Note 14— Employee Benefit Plans” for additional information.